Selected Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Operating Revenues by Segment [Line Items]
Operating revenues	$ 433,643	$ 456,212	$ 890,040	$ 674,753	$ 411,143	$ 455,505	$ 1,173,096	$ 887,241	$ 2,454,648	$ 2,926,985	$ 3,243,904
Operating revenue from discontinued operation, net of eliminations								371,524
Selected Quarterly Financial Information [Abstract]
Gross profit from continuing operations	369,716	391,629	512,684	434,427	344,265	368,134	505,571	413,340	1,708,456	1,631,310	1,521,844
Gross profit from discontinued operations	6,428	15,815	5,260	9,469	10,189	13,672	15,300	10,078
Operating income from continuing operations	84,449	128,396	251,656	192,729	74,347	111,001	242,000	184,884	657,230	612,232	577,222
Operating income (loss) from discontinued operations	184	8,768	(1,640)	3,476	1,506	6,606	8,210	2,841
Income from continuing operations	34,850	66,143	143,003	101,546	23,908	52,487	133,142	96,086	345,542	305,623	270,331
Income (loss) from discontinued operations	(610)	5,050	(1,193)	1,315	(393)	3,794	4,542	1,509	4,562	9,452	19,486
Net income	$ 34,240	$ 71,193	$ 141,810	$ 102,861	$ 23,515	$ 56,281	$ 137,684	$ 97,595	$ 350,104	$ 315,075	$ 289,817
Income per share from continuing operations - basic	$ 0.33	$ 0.64	$ 1.39	$ 0.99	$ 0.23	$ 0.51	$ 1.31	$ 0.94	$ 3.33	$ 3.00	$ 2.76
Income (loss) per share from discontinued operations - basic	0.00	0.05	(0.01)	0.01	0.00	0.04	0.04	0.02	0.05	0.09	0.20
Net income per share — basic (usd per share)	0.33	0.69	1.38	1.00	0.23	0.55	1.35	0.96	3.38	3.09	2.96
Income per share from continuing operations - diluted	0.33	0.64	1.39	0.99	0.23	0.51	1.31	0.94	3.33	3.00	2.76
Income (loss) per share from discontinued operations - diluted	0.00	0.05	(0.01)	0.01	0.00	0.04	0.04	0.02	0.05	0.09	0.20
Net income per share — diluted (usd per share)	$ 0.33	$ 0.69	$ 1.38	$ 1.00	$ 0.23	$ 0.55	$ 1.35	$ 0.96	$ 3.38	$ 3.09	$ 2.96000
Intersegment Elimination [Member]
Operating Revenues by Segment [Line Items]
Operating revenues	$ (82,432)	$ (82,548)	$ (74,240)	$ (73,106)	$ (72,783)	$ (72,985)	$ (68,879)	$ (64,687)	$ (312,326)	$ (279,334)	$ (232,857)
Selected Quarterly Financial Information [Abstract]
Gross profit from continuing operations									0	0	0
Operating income from continuing operations									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations									0	0	0
Net income									0	0	0
Distribution Segment [Member]
Operating Revenues by Segment [Line Items]
Operating revenues	403,303	424,905	862,127	649,443	382,031	429,482	1,145,082	864,767	2,339,778	2,821,362	3,139,221
Selected Quarterly Financial Information [Abstract]
Gross profit from continuing operations									1,281,202	1,246,915	1,186,352
Operating income from continuing operations									441,884	422,692	388,617
Income from continuing operations									233,830	205,820	174,458
Income (loss) from discontinued operations									0	0	0
Net income									233,830	205,820	174,458
Pipeline and Storage Segment [Member]
Operating Revenues by Segment [Line Items]
Operating revenues	112,772	113,855	102,153	98,416	101,895	99,008	96,893	$ 87,161	427,196	384,957	337,540
Selected Quarterly Financial Information [Abstract]
Gross profit from continuing operations									427,254	384,395	335,492
Operating income from continuing operations									215,346	189,540	188,605
Income from continuing operations									111,712	99,803	95,873
Income (loss) from discontinued operations									0	0	0
Net income									111,712	99,803	95,873
Natural Gas Marketing Segment [Member]
Operating Revenues by Segment [Line Items]
Operating revenues									0	0	0
Operating revenue from discontinued operation, net of eliminations	$ 244,876	$ 176,704	$ 242,253	$ 231,468	$ 245,759	$ 230,896	$ 366,972
Selected Quarterly Financial Information [Abstract]
Gross profit from continuing operations									0	0	0
Operating income from continuing operations									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations									4,562	9,452	19,486
Net income									$ 4,562	$ 9,452	$ 19,486